Subsequent Events (Details) $ / shares in Units, $ in Millions			5 Months Ended	12 Months Ended
	Apr. 28, 2025 USD ($) $ / shares	Apr. 02, 2025 USD ($) D	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Mar. 31, 2025 $ / shares	Jan. 09, 2025 $ / shares	Dec. 31, 2023 $ / shares
Subsequent Event [Line Items]
Restructuring expense | $				$ 3.8
Common stock, par value (in dollars per share) | $ / shares				$ 0.001	$ 0.001	$ 0.001	$ 0.001
Forecast
Subsequent Event [Line Items]
Restructuring expense | $			$ 1.5
Akoya Biosciences, Inc.
Subsequent Event [Line Items]
Conversion ratio						0.318%
Akoya Biosciences, Inc.
Subsequent Event [Line Items]
Common stock, par value (in dollars per share) | $ / shares						$ 0.00001
Subsequent Event
Subsequent Event [Line Items]
Common stock, par value (in dollars per share) | $ / shares						$ 0.001
Subsequent Event | Akoya Biosciences, Inc.
Subsequent Event [Line Items]
Conversion ratio	0.1461%
Business acquisition, consideration transferred, cash paid per share of acquiree (in dollars per share) | $ / shares	$ 0.38
Percentage of outstanding common stock shares	19.99%
Maximum transferred | $	$ 20.0
Securities Purchase Agreement | Subsequent Event | Convertible Debt
Subsequent Event [Line Items]
Percentage of outstanding common stock shares		19.99%
Principal amount | $		$ 30.0
Trading days | D		10